Operations	12 Months Ended
Dec. 31, 2012
Operations
Operations

1. Operations

SINA Corporation (“SINA,” “we” or the “Company”) is an online media company serving China and the global Chinese communities. Through our digital media network of SINA.com (portal), SINA.cn (mobile portal) and Weibo.com (social media), the Company enables Internet users to access professional media and user generated content (UGC) in multi-media formats from the web and mobile devices and share their interests to friends and acquaintances. SINA.com offers distinct and targeted professional content on each of its region specific websites and a range of complementary offerings. SINA.cn provides information and entertainment content from SINA portal customized for WAP users. Based on an open-platform architecture to host organically developed and third-party applications, Weibo.com is a form of social media, featuring microblogging services and social networking services that allow users to connect and share information anywhere, anytime and with anyone on our platform.  Through these businesses and properties and other business lines, the Company offers an array of services including mobile value added services (“MVAS”), online video, music streaming, online games, photo sharing, blog, email, classified listings, fee-based services, e-commerce and enterprise services. The Company generates the majority of its revenues from online brand advertising, MVAS and fee-based services.